Investments (Tables)	3 Months Ended
Mar. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Investments in available-for-sale securities
Investments in available-for-sale securities at March 31, 2015 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(Dollars in millions)
Current:
Federal government securities	$5.6	$—	$—	$5.6
U.S. corporate bonds	3.4	—	—	3.4
Noncurrent:
Marketable equity securities	6.2	—	(0.5)	5.7
Federal government securities	28.0	0.2	—	28.2
U.S. corporate bonds	15.6	0.1	—	15.7
Total	$58.8	$0.3	$(0.5)	$58.6
Investments in available-for-sale securities at December 31, 2014 were as follows:

Available-for-sale securities	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
		(Dollars in millions)
Current:
U.S. corporate bonds	$11.2	$—	$—	$11.2
Noncurrent:
Marketable equity securities	6.2	—	—	6.2
Federal government securities	32.0	—	—	32.0
U.S. corporate bonds	12.4	—	—	12.4
Total	$61.8	$—	$—	$61.8

Contractual maturities for available-for-sale investment in debt securities
Contractual maturities for available-for-sale investments in debt securities at March 31, 2015 were as shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

Contractual maturities for available-for-sale debt securities	Cost	Fair Value
	(Dollars in millions)
Due in one year or less	$9.0	$9.0
Due in one to five years	43.6	43.9
Total	$52.6	$52.9